Filed pursuant to Rule 497(e)
                                                       Registration No. 33-61834
                                                        Registration No. 2-66885
                                                       Registration No. 33-40496
                                                        Registration No. 2-39560
                                                        Registration No. 2-84589

                          SUPPLEMENT DATED JULY 2, 1997
                  TO THE JOINT PROSPECTUS DATED AUGUST 1, 1996
                                       OF
                                 IAI GROWTH FUND
                  (a portfolio of IAI Investment Funds II, Inc.)
                                IAI REGIONAL FUND
                 (a portfolio of IAI Investment Funds IV, Inc.)
                         IAI CAPITAL APPRECIATION FUND
                 (a portfolio of IAI Investment Funds VI, Inc.)
                            IAI EMERGING GROWTH FUND
                 (a portfolio of IAI Investment Funds VI, Inc.)
                             IAI MIDCAP GROWTH FUND
                    (a portfolio of IAI Investment Funds VI, Inc.)
                           IAI GROWTH AND INCOME FUND
                (a portfolio of IAI Investment Funds VII, Inc.)
                                 IAI VALUE FUND
                   (a portfolio of IAI Investment Funds VIII, Inc.



     Effective July 2, 1997, IAI Emerging Growth Fund has re-opened to all investors who otherwise satisfy the Fund's purchase requirements. All prospectus language concerning the Fund's February 1, 1996 closing is deleted.